NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS
NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS	NON-CURRENT FINANCIAL ASSETS AND CASH AND CASH EQUIVALENTS
Non-current financial assets
Non-current financial assets includes long-term deposits of $50.8 million and $38.1 million as of December 31, 2025 and 2024, respectively.
Other non-current financial assets includes financial assets at FVOCI related to shares in unlisted companies of $14.3 million and $12.6 million as of December 31, 2025 and 2024, respectively.
On initial recognition, the Company designated these investments to be measured at FVOCI since the investments are not held for trading and are not traded in an active market. The Company recorded a fair value gain of nil and $3.5 million in other comprehensive income and loss for the years ended December 31, 2025 and 2024, respectively. The Company used a market approach valuation technique to determine the fair value.
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits at financial institutions of $652.3 million and $345.4 million as of December 31, 2025 and 2024, respectively.
There are no utilization restrictions on our cash and cash equivalents as of December 31, 2025 and 2024, respectively, however, the repatriation of funds from Russia is currently only possible to a limited extent.